DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 3,468	£ 3,366
The Group | Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	3,468	3,366
Deferred tax liabilities	0	0
Net deferred tax asset	3,468	3,366
The Group | Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,327	4,731
Deferred tax liabilities	(1,859)	(1,365)
Net deferred tax asset	3,468	3,366
The Bank
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,109	2,029
The Bank | Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,109	2,029
Deferred tax liabilities	0	0
Net deferred tax asset	2,109	2,029
The Bank | Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	3,042	2,734
Deferred tax liabilities	(933)	(705)
Net deferred tax asset	£ 2,109	£ 2,029